Note 11 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Jun. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Accrued Liabilities [Abstract]
Professional fees	$ 1,600,000	$ 0
Accrued sales commissions	303,493	332,844
Accrued bonus	225,000	580,352
Taxes Payable	18,000	400,993
Other	1,888,778	611,712
	$ 4,035,271	$ 1,925,901	$ 2,230,317	$ 1,514,428